Average Annual Total Returns - Thrivent Limited Maturity Bond Portfolio	Class A 1 Year	Class A 5 Years	Class A 10 Years	Bloomberg Barclays Government/Credit 1-3 Year Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Government/Credit 1-3 Year Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Government/Credit 1-3 Year Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	4.01%	3.04%	2.32%	3.33%	2.21%	1.60%